SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events that occurred after September 30, 2025 through November 12, 2025, the date of these consolidated financial statements were available to be issued, and noted no additional events requiring recognition for disclosure, except as identified below.

Promissory Note

During October, the Maker repaid in full all obligations owed to the Company evidenced by promissory note identified in Note 4.

Interest in Sponsor and AIIA Initial Public Offering

On October 6, 2025, AIIA announced the closing of an initial public offering of units (“Units”). In the initial public offering, AIIA sold an aggregate of 13,800,000 Units at a price of $10.00 per unit, resulting in total gross proceeds of $138,000,000. Each Unit consisted of one Class A ordinary share and one right, with each right entitling the holder thereof to receive one-fifth (1/5) of a Class A ordinary share of AIIA upon consummation of an initial business combination.

In connection with AIIA initial public offering, Sponsor purchased from AIIA, simultaneous with the closing of the initial public offering, an aggregate of 269,000 Units at a price of $10.00 per unit ($2,690,000 in the aggregate) in a private placement (the “Private Placement Units”). Each Private Placement Unit consisted of one Class A ordinary share and one right, with each right entitling the holder thereof to receive one-fifth (1/5) of a Class A ordinary share of AIIA upon consummation of an initial business combination.

At the close of the offering, Sponsor held 4,600,000 shares of the Class B ordinary shares of AIIA, representing 25% of the outstanding shares of AIIA (the “Class B Shares”). In addition, the Sponsor held 269,000 units comprising of 269,000 Class A ordinary shares and 269,000 rights.

In connection with the organization of Sponsor, Jet.AI owns approximately 49.9% of the ordinary shares and preferred shares, respectively, of the Sponsor (the “Sponsor Equity Interest”). The Company’s executive officers will be AIIA’s management team. The preferred shares of Sponsor are nonvoting shares and generally entitle the holders thereof to receive the net proceeds, if any, received by Sponsor from the sale, exchange, or disposition of the 269,000 rights or the shares issuable upon the exercise thereof, and the ordinary shares of Sponsor (which are voting shares in Sponsor) will generally be equivalent to the value of the 4,600,000 Class B Shares and 269,000Class A shares of AIIA held by Sponsor.

On October 6, 2025, in conjunction with the closing of AIIA offering, the Company held an aggregate of 2,426,901 ordinary shares and 131,501 preferred shares of Sponsor.

NOTE 11 – SUBSEQUENT EVENTS

Share Issuances

In January 2025, the Company issued 250 shares of Series B Preferred Stock upon the partial exercise of the Ionic Warrant for total consideration of $2,500,000.

In January 2025, the Company issued 532,100 shares of common stock for the conversion of 50 shares of Series B Preferred Stock.

In February 2025, the Company issued 850 shares of Series B Preferred Stock upon the full exercise of the Ionic Warrant for total consideration of $8,500,000.

Potential flyExclusive Transaction

On February 13, 2025, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with flyExclusive, Inc. (“flyExclusive”), FlyX Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of flyExclusive (“Merger Sub”), and Jet.AI SpinCo, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“SpinCo”). Pursuant to the Merger Agreement, (i) as a condition to closing on the Merger Agreement, the Company will distribute all of the shares of SpinCo, on a pro rata basis, to the Company’s stockholders and (ii) Merger Sub will merge with and into SpinCo (the “Merger” and, together with the Distribution and all other transactions contemplated under the Merger Agreement, the “Transactions”) with SpinCo surviving the Merger as a wholly owned subsidiary of flyExclusive.

In connection with executing the Merger Agreement, the Company, SpinCo, and flyExclusive entered into a Separation and Distribution Agreement (the “Separation and Distribution Agreement”) pursuant to which the Company will transfer the business, operations, services and activities of the Company’s jet charter business to SpinCo (the “Separation”). Upon the terms and subject to the conditions set forth in the Separation and Distribution Agreement, the Company will distribute all of the shares of common stock of SpinCo, $0.001 par value per share (“SpinCo Common Stock”) to the Company’s stockholders on a pro rata basis as set forth in the Separation and Distribution Agreement (the “Distribution”). As such, the Company will no longer operate a jet charter business as of consummation of the Distribution. There will be no change to the Company’s board of directors or executive officers as a result of the Transactions.

As consideration for the Merger and upon closing of the Merger, the holders of common stock of SpinCo will have their SpinCo Common Stock converted on a pro rata basis into the right to receive shares of Class A common stock of flyExclusive, $0.0001 par value per share (“flyExclusive Common Stock”), based on an exchange ratio equal to the quotient of (i) the “Initial Purchase Price” divided by the volume weighted average closing sale price of the flyExclusive Common Stock as reported on NYSE American for a period of 30 consecutive trading days ending on the trading day three trading days prior to the day of closing of the Merger (the “Merger Consideration Shares”), divided by (ii) the total outstanding shares of SpinCo Common Stock. The “Initial Purchase Price” is an amount equal to the product of (x) SpinCo’s estimated net cash, multiplied by certain premium percentages depending on SpinCo’s estimated net cash upon closing of the Merger. The number of Merger Consideration Shares that holders of SpinCo Common Stock will receive is subject to adjustment, depending on, among other things, the actual amount of SpinCo’s net cash at closing of the Merger. The Company’s stockholders will continue to own and hold their existing shares of the Company’s common stock as of closing of the Merger.

The Transactions are subject to shareholder approval and are expected to close during the second quarter of 2025.

The Company has evaluated subsequent events that occurred after December 31, 2024 through March ___, 2025, the date that these consolidated financial statements were available to be issued, and noted no additional events requiring recognition for disclosure.